Share Options Outstanding (Tables)	12 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Share Options Outstanding

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Balance of shares subject to options at July 1, 2021
Options granted	0.25	$6.17	—	1,328,758
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2022 (unvested and unexercisable)	0.25	$6.19	—	1,328,758

Summary Of Share Appreciation Rights Outstanding

	Weighted average fair value of the rights AUD $	2022 No. of shares	Weighted average fair value of the rights AUD $	2021 No. of shares	Weighted average fair value of the rights AUD $	2020 No. of shares
Balance of shares subject to options at beginning of year	8.74	1,611,528	2.46	27,451	2.46	27,451
Rights granted	—	100,000	8.76	1,584,077	—	—
Rights exercised	—	(1,449,677)	—	—	—	—
Rights cancelled	—	—	—	—	—	—

Balance at reporting date	—	261,851	8.74	1,611,528	2.46	27,451

Converted to DCFC Shares	—	326,211	USD10.00	—	—	—

Loan Funded Share Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Share Options Outstanding

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value AUD $	Average Weighted Exercise Price AUD $	No. of shares
Balance of shares subject to options at 1 July 2019	5.82	1.44	2.60	2,055,828
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2020	4.82	1.44	2.60	2,055,828

Options granted	7	1.31	4.44	3,305,998
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2021 (vested and exercisable)	5 . 31	1.36	3.74	5,361,826

Options granted	—	—	—	—
Options exercised	—	—	—	—
Options modified	4.42	1.55	3.69	(2,507,658)
Options cancelled	—	—	—	—

Balance pre conversion (vested and exercisable)	4.18	1.19	3.78	2,854,168

Converted to Tritium DCFC shares	—	—	—	4,200,371

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Year ended June 30, 2022
Balance of shares following conversion to Tritium DCFC shares	4.18	0.82	2.60	4,200,371
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2022 (vested and exercisable)	4.18	0.82	2.60	4,200,371